OTHER INTANGIBLES ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 24,105	$ 23,658
Accumulated amortization	(21,864)	(19,112)
Total other intangibles assets	2,241	4,546
Amortization expense	2,305	2,325	$ 3,091
Estimated amortization expenses for the following years:
2018	2,241
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,573	1,462
Accumulated amortization	(1,573)	(1,455)
Distribution Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,653	1,584
Accumulated amortization	(1,558)	(1,392)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	6,273	6,006
Accumulated amortization	(5,971)	(5,395)
Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	14,606	14,606
Accumulated amortization	$ (12,762)	$ (10,870)